Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Provision for Doubtful Accounts	$ 0	$ 0
Time charter rates assumption for asset impairment	the most recent 10 year average historical 6-12 months time charter rates
Assumed inflation percentage for asset impairment	3.00%
Assumed vessel utilization for asset impairment	98.00%
Assumed off hire percentage for asset impairment	1.00%
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0